Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of long-lived assets [Abstract]
Key Assumptions Used in Historical Data from External and Internal Sources	The value of the key assumptions used reflects historical data from external and internal sources and are shown below:
	2025	2024
Growth rate	2.5%	2.4%
Discount rate	9.21%	9.49%